Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Weighted Average Shares Used in Earnings Per Share Calculation

The weighted average shares used in calculating earnings per share were:

	2014	2013	2012
Weighted average shares basic	92.1	95.5	93.5
Effect of dilutive securities:
stock options/share awards	0.3	0.4	0.3
equity units	—	—	1.3
Weighted average shares diluted	92.4	95.9	95.1